Intangible Assets/Liabilities Other Than Goodwill (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	$ 100,420		$ 100,420
Accumulated Amortization	(33,591)		(29,738)
Additions/Write off	0		0
Net Book Value	66,829		70,682
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	36,152	[1]	34,060	[1]
Accumulated Amortization	(8,450)	[1]	(7,444)	[1]
Additions/Write off	17,000	[1]	2,092	[1]
Net Book Value	44,702	[1]	28,708	[1]
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	35,490		35,490
Accumulated Amortization	(12,421)		(10,647)
Additions/Write off	0		0
Net Book Value	23,069		24,843
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	207,055	[2],[3]	210,835	[2],[3]
Accumulated Amortization	(103,287)	[2],[3]	(139,624)	[2],[3]
Additions/Write off	(48,876)	[2],[3]	(3,780)	[2],[3]
Net Book Value	54,892	[2],[3]	67,431	[2],[3]
Total Intangible assets
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	379,117		380,805
Accumulated Amortization	(157,749)		(187,453)
Additions/Write off	(31,876)		(1,688)
Net Book Value	189,492		191,664
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	(121,028)	[4]	(121,028)	[4]
Accumulated Amortization	98,887	[4]	93,954	[4]
Additions/Write off	0	[4]	0	[4]
Net Book Value	(22,141)	[4]	(27,074)	[4]
Total
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	258,089		259,777
Accumulated Amortization	(58,862)		(93,499)
Additions/Write off	(31,876)		(1,688)
Net Book Value	$ 167,351		$ 164,590

[1]	On March 19, 2013, Navios Logistics acquired Energias Renovables del Sur S.A. ("Enresur"), a Uruguayan company, for a total consideration of $2,092. Enresur, as a free zone direct user, holds the right to occupy approximately 29 acres of undeveloped land located in the Nueva Palmira free zone in Uruguay, near to Navios Logistics' existing port. Navios Logistics accounted for this transaction as an asset acquisition.
[2]	As of December 31, 2014 and 2013, intangible assets associated with the favorable lease terms included an amount of $21,782 related to purchase options for the vessels (see Note 2(n)).
[3]	During the years ended December 31, 2014 and 2013, acquisition costs and accumulated amortization of $48,876 and $3,780, respectively, of fully amortized favorable lease terms were written off.
[4]	As of December 31, 2014 and 2013, the intangible liability associated with the unfavorable lease terms includes an amount of $9,405 related to purchase options held by third parties (see Note 2(n)). As of December 31, 2014 and 2013, no purchase options held by third parties have been exercised.